pioneer
                            The one to remember.(SM)

                                     PIONEER
                                     -------
                                    STRATEGIC
                                     INCOME
                                      FUND

                                   Semiannual
                                     Report

                                    3/31/02

                                 [PIONEER LOGO]

Table of Contents
--------------------------------------------------------------------------------

Letter from the President                                                      1

Portfolio Summary                                                              2

Performance Update                                                             3

Portfolio Management Discussion                                                6

Schedule of Investments                                                        9

Financial Statements                                                          16

Notes to Financial Statements                                                 23

Trustees, Officers and Service Providers                                      28

The Pioneer Family of Mutual Funds                                            29

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
LETTER FROM THE PRESIDENT 3/31/02
--------------------------------------------------------------------------------

Dear Shareowners,
--------------------------------------------------------------------------------
The market's renewed vigor since last fall suggests that investors have been repositioning portfolios in anticipation of better economic times. Low interest rates, lower taxes and falling energy costs have been keys to the optimistic mood.

That optimism appears to have been justified. Judging by recent reports, the U.S. economy has absorbed the shock from September 11 and, for the most part, moved closer to normalcy. A mild upturn now appears to be underway according to Federal Reserve Board figures, and what may have been the briefest and shallowest of post-World War II recessions is probably behind us. Speaking before Congress in early March, Fed Chairman Alan Greenspan cited encouraging signs of improving economic output, among them a pickup in manufacturing, ongoing reduction in corporate inventories and an increase in overall demand in most - but not all - sectors.

Shifts in the economic weather sometimes lead us to shift our ground - we're tempted to step indoors when the outlook is cloudy and to rush back out as soon as skies brighten. But if market behavior of recent years has taught us anything, it's the basic lessons of sound investing: a long-term view and diversification. Jumping in and out of the market with each variation in climate is no more than guesswork. It is not timing the market that yields solid returns, but time in the market. And well-diversified portfolios, those that include growth and value stocks as well as bonds, always have the potential to hold up better in downturns than portfolios that concentrate on a single investment type.

Another lesson may have struck you as you filed this year's tax returns: many of us pay more in federal income taxes than we need to. Although April 15 has come and gone, consider making an appointment to go over this year's return with a qualified professional. You could uncover several ideas for cutting next year's bill, including newly expanded opportunities for owners of IRAs, sole proprietors and participants in corporate retirement plans. Your financial advisor can also explain the benefits of saving for retirement with Pioneer and our tax-sensitive investment options.

You can learn more about Pioneer's mutual funds and all of our products and services at www.pioneerfunds.com. And for questions about the Pioneer funds you own and advice on additional purchases, please contact your financial advisor. In times like these, the value of a good advisor is magnified.

All of us at Pioneer appreciate your continued business.

Sincerely,

/s/ Daniel T. Geraci

Daniel T. Geraci
Pioneer Investment Management, Inc.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 3/31/02
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A PIE CHART IN THE PRINTED
MATERIAL]

Corporate Bonds                         43%
Convertible Corporate Bonds             23%
Foreign Government Bonds                12%
U.S. Treasury Obligations               11%
U.S. Government Agency Obligations       7%
Asset-Backed Securities                  3%
Supranational Bonds                      1%

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A PIE CHART IN THE PRINTED
MATERIAL]

Below BBB                               53.5%
Treasury/Agency                         26.8%
AAA                                      1.2%
AA                                       3.3%
A                                        4.0%
BBB                                     11.4%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)

 1.    Government of France, 3.0%, 7/25/09               3.63%
 2.    U.S. Treasury Notes, 5.75%, 8/15/10               2.99
 3.    U.S. Treasury Notes, 3.5%, 1/15/11                2.72
 4.    U.S. Treasury Notes, 7.875%, 2/15/21              2.61
 5.    Government of Sweden, 8.0%, 8/15/07               1.60
 6.    U.S. Treasury Notes, 6.125%, 8/15/29              1.39
 7.    Bundesobligation, 4.5%, 8/18/06                   1.38
 8.    Nykredit, 6.0%, 10/1/29                           1.35
 9.    Nykredit, 7.0%, 10/1/32                           1.17
10.    International Finance Corp., 6.75%, 7/15/09       1.16

Fund holdings will vary for other periods.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/02                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        3/31/02   9/30/01
                 $9.06     $8.89

Distributions per Share   Income      Short-Term      Long-Term
(9/30/01 - 3/31/02)       Dividends   Capital Gains   Capital Gains
                          $0.339            -               -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Strategic Income Fund at public offering price, compared to the growth of the Lehman Brothers U.S. Universal Index and Lehman Brothers Aggregate Bond Index. Pioneer believes the Lehman Brothers U.S. Universal Index is more representative of the Fund's holdings than the Lehman Brothers Aggregate Bond Index and will compare Fund performance against this index in the future.

------------------------------------------------
Average Annual Total Returns
(as of March 31, 2002)

                   Net Asset    Public Offering
Period               Value          Price*
Life-of-Class
(4/15/99)            4.38%           2.77%
1 Year               6.52%           1.75%

------------------------------------------------

* Reflects deduction of the maximum 4.5% sales charge at the beginning of the period and assumes reinvestment of distributions of net asset value.

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Growth of $10,000+

                            Lehman Brothers   Lehman Brothers
        Pioneer Strategic   Aggregate Bond    U.S. Universal
          Income Fund*           Index             Index
4/99          $9,550            $10,000           $10,000
              $9,314             $9,946            $9,936
3/00          $9,432            $10,154           $10,184
              $9,679            $10,641           $10,660
3/01         $10,139            $11,427           $11,404
             $10,209            $12,022           $11,924
3/02         $10,799            $12,038           $11,987

+ Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. The Lehman Brothers Aggregate Bond Index is a market value-weighted measure of Treasury and agency issues, corporate bond issues and mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

     Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/02                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        3/31/02   9/30/01
                 $8.99     $8.85

Distributions per Share   Income      Short-Term      Long-Term
(9/30/01 - 3/31/02)       Dividends   Capital Gains   Capital Gains
                          $0.320            -               -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Strategic Income Fund, compared to the growth of the Lehman Brothers U.S. Universal Index and Lehman Brothers Aggregate Bond Index. Pioneer believes the Lehman Brothers U.S. Universal Index is more representative of the Fund's holdings than the Lehman Brothers Aggregate Bond Index and will compare Fund performance against this index in the future.

--------------------------------------
Average Annual Total Returns
(as of March 31, 2002)

                     If        If
Period              Held    Redeemed*
Life-of-Class
(4/15/99)           3.70%     2.84%
1 Year              5.72%     1.79%

--------------------------------------

* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Growth of $10,000+

                            Lehman Brothers   Lehman Brothers
        Pioneer Strategic   Aggregate Bond    U.S. Universal
          Income Fund*           Index             Index
4/99         $10,000            $10,000           $10,000
              $9,741             $9,946            $9,936
3/00          $9,820            $10,154           $10,184
             $10,038            $10,641           $10,660
3/01         $10,479            $11,427           $11,404
             $10,525            $12,022           $11,924
3/02         $10,810            $12,038           $11,987

+ Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. The Lehman Brothers Aggregate Bond Index is a market value-weighted measure of Treasury and agency issues, corporate bond issues and mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

     Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/02                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        3/31/02   9/30/01
                 $8.96     $8.82

Distributions per Share   Income      Short-Term      Long-Term
(9/30/01 - 3/31/02)       Dividends   Capital Gains   Capital Gains
                          $0.321            -               -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Strategic Income Fund at public offering price, compared to the growth of the Lehman Brothers U.S. Universal Index and Lehman Brothers Aggregate Bond Index. Pioneer believes the Lehman Brothers U.S. Universal Index is more representative of the Fund's holdings than the Lehman Brothers Aggregate Bond Index and will compare Fund performance against this index in the future.

------------------------------------------------
Average Annual Total Returns
(as of March 31, 2002)

                   Net Asset    Public Offering
Period               Value        Price/CDSC*
Life-of-Class
(4/15/99)            3.67%           3.32%
1 Year               5.84%           4.80%

------------------------------------------------

* Reflects deduction of the 1% sales charge at the beginning of the period and assumes reinvestment of distributions. A 1% contingent deferred sales charge (CDSC) applies to redemptions made within one year of purchase.

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Growth of $10,000+

                            Lehman Brothers   Lehman Brothers
        Pioneer Strategic   Aggregate Bond    U.S. Universal
          Income Fund*           Index             Index
4/99          $9,900            $10,000           $10,000
              $9,669             $9,946            $9,936
3/00          $9,747            $10,154           $10,184
              $9,942            $10,641           $10,660
3/01         $10,377            $11,427           $11,404
             $10,432            $12,022           $11,924
3/02         $10,983            $12,038           $11,987

+ Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. The Lehman Brothers Aggregate Bond Index is a market value-weighted measure of Treasury and agency issues, corporate bond issues and mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

     Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/02
--------------------------------------------------------------------------------

Amid increasing expectations that the U.S. economy would start to grow again, corporate bonds, especially high yield securities, posted strong performance for the six-month period that ended March 31, 2002. Emerging market debt also showed strong positive returns, while U.S. government securities tended to lose some of their value. The following is an interview with Kenneth J. Taubes, head of the portfolio management team for Pioneer Strategic Income Fund. Mr. Taubes discusses the events and factors that influenced your Fund's performance over the six-month period.

Q:   How did the Fund perform, Ken?

A: Pioneer Strategic Income performed very well, both in absolute terms and in relation to the performance of other diversified bond portfolios. For the six months ended March 31, 2002, Class A shares had a total return of 5.78%, while Class B shares had a return of 5.25% and Class C shares returned 5.28%. During the same period, the Lehman Brothers U.S. Universal Bond Index had a return of 0.53%. The Fund also continued to generate an attractive current yield. On March 31, 2002, the Fund's 30-day SEC yield was 7.12% on Class A shares.

Q:   What were the principal factors influencing the Fund's performance?

A: Our strategy of diversifying the portfolio among many different sectors helped the Fund's performance substantially during a time when rising interest rates eroded the value of Treasuries and other high-grade fixed income securities. Throughout the six months our emphasis on U.S. high-yield corporate bonds helped support performance. This period began on the heels of the market's initial reaction to the September 11 terrorist attacks. In the aftermath of the attack, government bonds rallied and corporate bonds, especially high-yield securities, plunged in value. Investors anticipated that the credit markets would suffer in an economic slowdown that might be more severe and last longer than had been previously expected. As a result of this reaction, the difference - or spread - between yields of comparable-maturity high-yield corporate bonds and Treasury securities had widened to as much as 8 full percentage points - or 800 basis points. These events set the stage for a rebound in corporate bonds as economic signals began to indicate

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     that the economy was recovering, benefiting from the Federal Reserve's earlier interest-rate reductions as well as from new federal spending initiatives and tax cuts. By November, the worst of the economic slump appeared to be over and corporate bonds started to outperform high-grade securities. The yield spread between high-yield and Treasuries had narrowed to 7 percentage points - or 700 basis points - as the high-yield sector outperformed high-grade securities. Internationally, emerging market debt also rallied as the prospects improved for a global economic rebound.

Q:   What were your key strategies during the six months?

A: In the wake of the market's dramatic reaction to September 11th, we believed high-yield corporate bonds had fallen to very attractive prices and we increased our emphasis on these securities while lowering our position in Treasuries. While we had a heavy concentration in high yield in general, we continued to de-emphasize the telecommunications industry, a poor-performing area. However, we added to our biotechnology positions, investing in the bonds of companies such as Human Genome and IVAX. We also focused on more cyclical industries. For example, we invested in the securities of Graphic Packaging and in automobile parts corporations such as Tower Automotive and Lear Corporation. After the hotel industry's bonds fell in value following September 11th, we invested in the securities of companies such as Meristar and Hilton Hotels. We also began to build up our position in the energy industry, adding bonds issued by Tesoro Petroleum. At the end of the six-month period, our position in high-yield corporate bonds totaled 46.3% of net assets, while our investment-grade corporate holdings accounted for 11.2% of assets. International investment-grade bonds, predominately securities from Europe, Australia and New Zealand, accounted for 17.5% of assets while emerging market debt totaled 7.7% of assets. Treasuries and government agency bonds accounted for only 9.8% of the portfolio, while mortgage-backed securities represented 7.9% of the portfolio.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/02                              (continued)
--------------------------------------------------------------------------------

Q: What types of investments helped support performance, and what types of investments were disappointments?

A: Overall, our asset allocation and security selection decisions worked well. The Fund's corporate bond holdings - especially high-yield bonds - performed very well, as did our emerging market investments, especially in Russia. We finally realized profits and sold one particularly strong contributor to performance - AES-China - after its bonds, which were used to finance electricity projects in China, had posted strong performance. Our positions in euro-denominated bonds were a disappointment, because the euro continued to fall in value versus the dollar. Although we de-emphasized the telecommunications sector, we did not completely escape the problems in that area. Our investment in investment-grade bonds issued by Qwest Communications performed poorly before we sold it.

Q:   What is your outlook?

A: We think the domestic economy should continue to strengthen, stabilizing the corporate bond sector. We also believe the Enron scandal should have a healthy impact on the corporate bond market. Corporations are under great pressure to become more conservative in their financial policies and to focus more on long-term issues and less on short-term results. This should improve the long-term outlook for corporate bond investors. High-yield bonds, even after their strong performance over the past six months, still offer very generous yields and attractive total return potential even if their prices only remain stable. At the same time, economic growth appears to be picking up overseas, improving the potential outlook for both investment-grade and emerging-market debt. Overall, we think our diversified strategy should continue to provide the Fund attractive investment opportunities.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/02 (unaudited)
--------------------------------------------------------------------------------

Principal
Amount         S&P/Moody's
USD ($)        Ratings                                                           Value
                            CONVERTIBLE CORPORATE BONDS - 23.2%
$  260,000     B-/B3        Adaptec Inc., 4.75%, 2/1/04                    $  249,925
   250,000     NR/NR        Advanced Energy Industries, Inc.,
                              5.25%, 11/15/06                                 248,437
   100,000     CCC+/NR      Affymetrix Inc., 5.0%, 10/1/06                     87,250
   100,000     B/NR         Alpharma Inc., 3.0%, 6/1/06                        87,750
   280,000     B-/Caa1      Aspen Technology, 5.25%, 6/15/05                  247,450
   195,000     B-/B2        Benchmark Electrical, 6.0%, 8/15/06               190,612
   180,000     CCC+/NR      Checkfree Holdings Corp., 6.5%, 12/1/06           152,100
   325,000     BB-/Ba3      Commscope Inc., 4.0%, 12/15/06                    260,000
   350,000     B-/NR        Conexant Systems Inc., 4.0%, 2/1/07               224,875
   100,000     NR/NR        Cubist Pharmaceuticals, Inc., 5.5%, 11/1/08        68,250
   250,000     B/Ba3        Cypress Semiconductor Corp., 4.0%, 2/1/05         227,500
   125,000     NR/NR        Emcore Corp., 5.0%, 5/15/06                        79,844
   175,000     NR/NR        Emcore Corp., 5.0%, 5/15/06 (144A)                111,781
   250,000     B-/B2        General Semiconductor, 5.75%, 12/15/06            248,437
   215,000     B-/B2        Getty Images Inc., 5.0%, 3/15/07                  190,544
   130,000     BB+/Ba2      Hilton Hotels, 5.0%, 5/15/06                      123,175
   100,000     NR/NR        HNC Software, Inc., 5.25%, 9/1/08 (144A)           91,875
   300,000     CCC/NR       Human Genome Sciences, Inc., 3.75%, 3/15/07       215,250
   161,000     BBB-/Baa3    Inco Ltd., 7.75%, 3/15/16                         160,195
   150,000     NR/NR        Invitrogen Corp., 5.5%, 3/1/07                    130,688
   250,000     NR/NR        IVAX Corp., 4.5%, 5/15/08                         199,375
   325,000     B1/B2        Juniper Networks Inc., 4.75%, 3/15/07             230,750
   200,000     B/B1         LSI Logic, 4.0%, 2/15/05                          171,750
   275,000     B/B3         Mascotech, Inc., 4.5%, 12/15/03                   246,125
   100,000     NR/NR        Peregrine Systems, Inc., 5.5%, 11/15/07            75,750
   200,000     BB/B1        Pogo Producing Co., 5.5%, 6/15/06                 205,500
   272,000     B+/B2        Quantum Corp., 7.0%, 8/1/04                       252,960
   230,000     NR/NR        Radisys Corp., 5.5%, 8/15/07                      182,563
   250,000     BBB-/Ba1     SCI Systems Inc., 3.0%, 3/15/07                   186,795
   305,000     B-/NR        Triquint Semiconductor, 4.0%, 3/1/07              234,469
   255,000     B+/B3        Tower Automotive Inc., 5.0%, 8/1/04               232,688
   125,000     NR/NR        Vertex Pharmaceuticals, Inc., 5.0%, 9/19/07        96,406
   300,000     B-/B2        Vitesse Semiconductor Corp., 4.0%, 3/15/05        234,375
                                                                           ----------
                            TOTAL CONVERTIBLE CORPORATE BONDS
                            (Cost $5,789,813)                              $5,945,444
                                                                           ----------


The accompanying notes are an integral part of these financial statements.     9

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/02 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Principal
Amount            S&P/Moody's
USD ($)           Ratings                                                              Value
                               ASSET BACKED SECURITIES - 3.3%
DKK $2,524,973    AA/Aa2       Nykredit, 7.0%, 10/1/32                            $  298,370
DKK  3,056,957    AA/Aa2       Nykredit, 6.0%, 10/1/29                               344,935
DKK  1,881,809    AA-/Aa2      Nykredit, 5.0%, 10/1/19                            $  206,052
                                                                                  ----------
                               TOTAL ASSET BACKED SECURITIES
                               (Cost $879,097)                                    $  849,357
                                                                                  ----------
                               CORPORATE BONDS - 42.3%
                               Basic Materials - 4.8%
                               Chemicals - 2.5%
EURO   245,000    B+/Caa1      Huntsman ICI Chemicals LLC, 10.125%,
                                 7/1/09                                           $  187,863
       200,000    BB/Ba3       Lyondell Petrochemical Co., 9.875%, 5/1/07            204,000
       250,000    BB/Ba2       Reliance Industries, 10.5%, 8/6/46 (144A)             236,355
                                                                                  ----------
                                                                                  $  628,218
                                                                                  ----------
                               Containers & Packaging (Paper) - 1.4%
       150,000    B+/B2        Graphic Packaging Corp., 8.625%,
                                 2/15/12 (144A)                                   $  155,625
       180,000    B/B2         Stone Container Corp., 9.75%, 2/1/11                  194,400
                                                                                  ----------
                                                                                  $  350,025
                                                                                  ----------
                               Paper & Forest Products - 0.9%
       225,000    D/Ca         APP China Group, 14.0%, 3/15/10 (144A)             $   56,250
       210,000    B+/B1        Fibermark Inc., 10.75%, 4/15/11                       184,800
                                                                                  ----------
                                                                                  $  241,050
                                                                                  ----------
                               Total Basic Materials                              $1,219,293
                                                                                  ----------
                               Communication Services - 2.1%
                               Cellular/Wireless Telecommunications - 2.1%
       200,000    B/B3         Crown Castle International Corp., 9.0%, 5/15/11    $  164,000
       190,000    B+/Ba3       Mobile Telesystems Finance, 10.95%,
                                 12/21/04 (144A)                                     193,743
EURO   200,000    B+/B2        PTC International Finance, 11.25%, 12/1/09            182,112
                                                                                  ----------
                                                                                  $  539,855
                                                                                  ----------
                               Total Communication Services                       $  539,855
                                                                                  ----------
                               Consumer Cyclicals - 7.8%
                               Auto Parts & Equipment - 0.7%
       200,000    BB+/Ba1      Lear Corp., 8.125%, 4/1/08                         $  176,884
                                                                                  ----------


10   The accompanying notes are an integral part of these financial  statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount         S&P/Moody's
USD ($)        Ratings                                                                 Value
                            Building Materials - 2.3%
$  160,000     B+/Ba3       Owens and Minor, 8.5%, 7/15/11                        $  167,200
   225,000     B/B2         NCI Building Systems, Inc., 9.25%, 5/1/09                218,531
   200,000     B+/B1        Nortek Inc., 9.125%, 9/1/07                              206,000
                                                                                  ----------
                                                                                  $  591,731
                                                                                  ----------
                            Hardware & Tools - 1.0%
   235,000     B+/B2        Scott's Corp., 8.625%, 1/15/09                        $  243,225
                                                                                  ----------
                            Publishing & Printing - 1.8%
   230,000     A-/Baa1      Harcourt General Inc., 7.3%, 8/1/97                   $  205,933
   250,000     BBB-/Baa3    News America Holdings, Inc., 8.5%, 2/23/25               267,163
                                                                                  ----------
                                                                                  $  473,096
                                                                                  ----------
                            Retail (Department Stores) - 0.5%
   175,000     BBB-/Ba2     JC Penney Co., 7.625%, 3/1/97                         $  128,625
                                                                                  ----------
                            Retail (Specialty) - 0.9%
   220,000     B+/B1        Grupo Elektra SA, 12.0%, 4/1/08 (144A)                $  228,800
                                                                                  ----------
                            Textiles (Apparel) - 0.6%
   150,000     BBB/Baa2     Jones Apparel Group, Inc., 7.875%, 6/15/06            $  156,563
                                                                                  ----------
                            Total Consumer Cyclicals                              $1,998,924
                                                                                  ----------
                            Consumer Staples - 5.4%
                            Beverages (Non-Alcoholic) - 0.9%
   230,000     BBB-/Baa3    CIA Brasileira De Bebida, 10.5%, 12/15/11
                              (144A)                                              $  238,625
                                                                                  ----------
                            Broadcasting (Cable/Television/Radio) - 1.0%
   140,000     BBB-/Baa3    Grupo Televisa S.A., 8.0%, 9/13/11                    $  140,700
   125,000     BB+/Ba1      British Sky Broadcasting, 8.2%, 7/15/09                  126,266
                                                                                  ----------
                                                                                  $  266,966
                                                                                  ----------
                            Distributors (Food & Health) - 2.7%
   250,000     BB-/B2       Biovail Corporation, 7.875%, 4/1/10                   $  248,438
   110,000     B-/B3        Fisher Scientific International Inc., 9.0%, 2/1/08       113,300
    90,000     B-/B3        Fisher Scientific International Inc., 9.0%, 2/1/08        92,700
   250,000     B/B3         Wesco Distribution Inc., 9.125%, 6/1/08                  236,250
                                                                                  ----------
                                                                                  $  690,688
                                                                                  ----------
                            Entertainment - 0.8%
   200,000     B/B3         Premier Parks, Inc., 9.75%, 6/15/07                   $  209,750
                                                                                  ----------
                            Total Consumer Staples                                $1,406,029
                                                                                  ----------


The accompanying notes are an integral part of these financial statements.    11

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/02 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Principal
Amount            S&P/Moody's
USD ($)           Ratings                                                               Value
                               Energy - 4.4%
                               Oil & Gas (Drilling & Equipment) - 0.9%
   $  225,000     B+/B1        Parker Drilling Co., 9.75%, 11/15/06                $  231,750
                                                                                   ----------
                               Oil & Gas (Production & Equipment) - 2.7%
      220,000     BB-/B1       EOTT Energy Partners L.P., 11.0%, 10/1/09           $  206,800
       70,000     B+/B2        Nuevo Energy Co., 9.375%, 10/1/10                       68,250
      200,000     B+/B2        Nuevo Energy Co., 9.5%, 6/1/08                         197,000
      225,000     BB-/B1       Tesoro Petroleum Corp., 9.625%, 11/1/08                228,375
                                                                                   ----------
                                                                                   $  700,425
                                                                                   ----------
                               Oil & Gas (International Integrated) - 0.8%
      200,000     BBB-/Baa1    PEMEX Master Trust, 7.875%, 2/1/09 (144A)           $  202,500
                                                                                   ----------
                               Total Energy                                        $1,134,675
                                                                                   ----------
                               Financials - 9.1%
                               Banks (Major Regional) - 0.9%
EURO  250,000     A-/NR        Bank of Ireland, 7.4%, 12/29/49                     $  230,189
                                                                                   ----------
                               Banks (Money Center) - 2.3%
      265,000     BBB-/Baa2    Capital One Bank, 6.875%, 2/1/06                    $  255,733
      100,000     A/A1         Dresdner Funding Trust,
                                 8.151%, 6/30/31 (144A)                               104,339
      210,000     NR/A3        Skandinaviska Enskilda Bank,
                                 8.125%, 9/6/49 (144A)                                218,660
                                                                                   ----------
                                                                                   $  578,732
                                                                                   ----------
                               Banks (Regional) - 0.4%
EURO   25,000     A/A3         Andina de Fomento, 4.75%, 5/6/04 (144A)             $   21,407
EURO  100,000     AAA/Aaa      KFW International Finance, Floating rate, 8/1/05        89,749
                                                                                   ----------
                                                                                   $  111,156
                                                                                   ----------
                               Consumer Finance - 0.8%
      200,000     BBB+/A2      General Motors Acceptance Corp., 8.0%, 11/1/31      $  200,182
                                                                                   ----------
                               Financial (Diversified) - 4.7%
      285,000     B-/B3        BF Saul REIT, 9.75%, 4/1/08                         $  285,713
      234,000     BB-/Ba3      Forest City Enterprises, 8.5%, 3/15/08                 236,340
      250,000     BBB-/Ba1     Health Care REIT, Inc., 7.5%, 8/15/07                  246,668
      200,000     BBB/Baa3     Mack-Cali Realty, 7.25%, 3/15/09                       200,858
      210,000     B+/B1        Meristar Hospitality Operations Finance Corp.,
                                 10.5%, 6/15/09 (144A)                                224,700
                                                                                   ----------
                                                                                   $1,194,279
                                                                                   ----------
                               Total Financials                                    $2,314,538
                                                                                   ----------


12    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount         S&P/Moody's
USD ($)        Ratings                                                             Value
                            Health Care - 2.2%
                            Health Care (Hospital Management) - 0.8%
$  200,000     BBB-/Ba1     Columbia HCA Healthcare Corp.,
                              7.25%, 5/20/08                                 $   202,312
                                                                             -----------
                            Health Care (Medical Products/Supplies) - 1.4%
   140,000     BBB/Baa3     Beckman Instruments, Inc., 7.05%, 6/1/26         $   147,557
   200,000     B/B2         Bio-Rad Laboratories, Inc., 11.625%, 2/15/07         223,500
                                                                             -----------
                                                                             $   371,057
                                                                             -----------
                            Total Health Care                                $   573,369
                                                                             -----------
                            Technology - 4.4%
                            Communications Equipment - 1.8%
   230,000     B+/Ba3       L-3 Communication Holdings Corp.,
                              8.5%, 5/15/08                                  $   238,050
   200,000     B+/B2        Lucent Technologies Inc., 5.5%, 11/15/08             144,000
   100,000     B+/B2        Lucent Technologies Inc., 6.45%, 3/15/29              64,500
                                                                             -----------
                                                                             $   446,550
                                                                             -----------
                            Electronics (Component Distributors) - 1.0%
   250,000     BB-/Ba2      Ingram Micro Inc., 9.875%, 8/15/08               $   263,438
                                                                             -----------
                            Electronics (Semiconductors) - 1.0%
   250,000     B/B2         Fairchild Semiconductor, 10.375%, 10/1/07        $   266,250
                                                                             -----------
                            Photography/Imaging - 0.6%
   285,000     B/Ba2        Xerox Corp., 8.0%, 2/1/27                        $   163,140
                                                                             -----------
                            Total Technology                                 $ 1,139,378
                                                                             -----------
                            Transportation - 0.9%
                            Airlines - 0.9%
   225,000     B+/B2        Northwest Airlines, Inc., 8.52%, 4/7/04          $   218,086
                                                                             -----------
                            Total Transportation                             $   218,086
                                                                             -----------
                            Utilities - 1.2%
                            Electric Companies - 0.8%
   200,000     BBB-/Baa3    Great Lakes Power Inc., 8.3%, 3/1/05             $   204,582
                                                                             -----------
                            Multi-Utilities - 0.4%
   190,000     B+/Ba1       Calpine Corp., 8.75%, 10/15/07                   $    91,816
                                                                             -----------
                            Total Utilities                                  $   296,398
                                                                             -----------
                            TOTAL CORPORATE BONDS
                            (Cost $10,769,397)                               $10,840,545
                                                                             -----------


The accompanying notes are an integral part of these financial statements.    13

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/02 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Principal
Amount             S&P/Moody's
USD ($)            Ratings                                                             Value
                                U.S. GOVERNMENT AND AGENCY
                                OBLIGATIONS - 17.9%
   $    23,844                  Federal Home Loan Mortgage Corp.,6.5%, 6/1/31     $   23,769
        61,424                  Federal Home Loan Mortgage Corp.,
                                  REMIC Series, 2043G, 6.5%, 4/15/28                  61,482
        99,816                  Federal National Mortgage Association, 6.0%,
                                  2/1/32                                              96,822
       368,845                  Federal National Mortgage Association, 6.5%,
                                  4/1/29 to 3/1/32                                   367,722
       446,587                  Federal National Mortgage Association, 7.0%,
                                  5/01/28 to 7/1/31                                  455,932
       116,600                  Federal National Mortgage Association, 7.5%,
                                  1/1/28 to 6/1/30                                   121,072
        68,217                  Government National Mortgage Association, 6.5%,
                                  1/20/28 to 12/15/31                                 68,037
       367,483                  Government National Mortgage Association, 7.0%,
                                  5/15/29 to 5/15/31                                 375,106
       108,030                  Government National Mortgage Association, 7.5%,
                                  9/15/27 to 8/15/29                                 112,908
        17,008                  Government National Mortgage Association, 8.0%,
                                  12/15/29                                            17,912
       675,000                  U.S. Treasury Notes, 3.5%, 1/15/11                   695,135
       300,000                  U.S. Treasury Notes, 4.875%, 2/15/12                 287,823
       750,000                  U.S. Treasury Notes, 5.75%, 8/15/10                  766,080
       350,000                  U.S. Treasury Notes, 6.125%, 8/15/29                 356,465
       100,000                  U.S. Treasury Notes, 6.25%, 5/15/30                  103,925
       555,000                  U.S. Treasury Notes, 7.875%, 2/15/21                 668,836
                                                                                  ----------
                                TOTAL U.S. GOVERNMENT AND AGENCY
                                OBLIGATIONS
                                (Cost $4,577,543)                                 $4,579,026
                                                                                  ----------
                                FOREIGN GOVERNMENT BONDS - 12.1%
AUD    376,000     TSY/Tsy      Australian Government, 6.5%, 5/15/13              $  201,738
       410,000     TSY/Tsy      Bundesobligation, 4.5%, 8/18/06                      352,931
       458,000     AAA/Aaa      Government of Canada, 5.75%, 9/1/06                  292,667
EURO 1,056,000     AAA/Aaa      Government of France, 3.0%, 7/25/09                  928,172
     3,830,000     TSY/Tsy      Government of Sweden, 8.0%, 8/15/07                  410,419
       230,000     BB-/B1       Republic of Brazil, 9.625%, 7/15/05                  227,700
       140,000     BB-/B1       Republic of Brazil, 11.0%, 1/11/12                   130,200
       100,000     BB-/B1       Republic of Brazil, 11.5%, 3/12/08                   100,000


14    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount          S&P/Moody's
USD ($)         Ratings                                                           Value
                             FOREIGN GOVERNMENT BONDS - (continued)
 $  225,000     BB/Ba2       Republic of Columbia, 11.375%, 1/31/08         $   196,348
    682,000     A-/A2        Republic of South Africa, 13.0%, 8/31/10            59,529
    175,000     BBB-/Baa3    Republic of Trinidad & Tobago, 9.75%,
                               7/1/20 (144A)                                    193,375
                                                                            -----------
                             TOTAL FOREIGN GOVERNMENT BONDS
                             (Cost $3,059,948)                              $ 3,093,079
                                                                            -----------
                             SUPERNATIONAL BONDS - 1.2%
NZD 692,000     AAA/Aaa      International Finance Corp., 6.75%, 7/15/09    $   296,002
                                                                            -----------
                             TOTAL SUPERNATIONAL BONDS
                             (Cost $330,096)                                $   296,002
                                                                            -----------
                             WARRANTS - 0.0%
        225                  Asia Pulp & Paper, 3/15/05*                    $         -
                                                                            -----------
                             TOTAL WARRANTS
                             (Cost $0)                                      $         -
                                                                            -----------
                             TOTAL INVESTMENTS IN SECURITIES - 100.0%
                             (Cost $25,405,894)                             $25,603,453
                                                                            ===========

*     Non-Income Producing Security

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2002, the value of these securities amounted to $2,278,035 or 8.7% of total net assets.

 (a)  At March 31, 2002, the net unrealized gain on investments, based on cost for federal income tax purposes of $25,412,007 was as follows:
      Aggregate gross unrealized gain for all investments in which
      there is an excess of value over tax cost                               $ 770,075
      Aggregate gross unrealized loss for all investments in which
      there is an excess of tax cost over value                                (578,629)
                                                                              ---------
      Net unrealized gain                                                     $ 191,446
                                                                              =========
 (b)  At March 31, 2002 the Fund had a capital loss carryforward of
      $575,124 which will expire between 2007 and 2009 if not utilized.

Note: The Fund's investments in mortgage-backed securities of the Government
      National Mortgage Association (GNMA) are interests in separate pools of mortgages. All separate investments in this issuer which have the same coupon rate have been aggregated for the purpose of presentation in this schedule of investments.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended March 31, 2002 were

                                 Purchases        Sales
                                -----------    ------------
Long-term U.S. Government       $3,732,928      $1,539,884
Other Long-term Securities      $9,253,194      $4,258,339

Note: Principal amounts are denominated in US dollars unless otherwise denoted.
AUD  Australian dollar             EURO Euro dollar.
DKK  Danish kroner.                NZD  New Zealand dollar.


The accompanying notes are an integral part of these financial statements.    15

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
BALANCE SHEET 3/31/02 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $25,405,894)              $25,603,453
  Cash                                                                    75,845
  Foreign currencies, at value                                           122,030
  Receivables -
     Investment securities sold                                          141,294
     Fund shares sold                                                    339,490
     Interest                                                            464,363
  Due from Pioneer Investment Management, Inc.                             5,161
  Other                                                                    2,038
                                                                     -----------
       Total assets                                                  $26,753,674
                                                                     -----------
LIABILITIES:
  Payables -
     Investment securities purchased                                 $   482,291
     Fund shares repurchased                                              19,802
     Dividends                                                            66,359
  Due to affiliates                                                       26,177
  Accrued expenses                                                        59,934
                                                                     -----------
       Total liabilities                                             $   654,563
                                                                     -----------
NET ASSETS:
  Paid-in capital                                                    $27,145,878
  Accumulated distributions in excess of net investment income          (148,608)
  Accumulated net realized loss on investments
     and foreign currency transactions                                (1,096,240)
  Net unrealized gain on investments                                     197,559
  Net unrealized gain on other assets and liabilities denominated
     in foreign currencies                                                   522
                                                                     -----------
       Total net assets                                              $26,099,111
                                                                     ===========
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $11,109,539/1,226,081 shares)                    $      9.06
                                                                     ===========
  Class B (based on $9,988,660/1,110,613 shares)                     $      8.99
                                                                     ===========
  Class C (based on $5,000,912/558,189 shares)                       $      8.96
                                                                     ===========
MAXIMUM OFFERING PRICE:
  Class A                                                            $      9.49
                                                                     ===========
  Class C                                                            $      9.05
                                                                     ===========


16    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 3/31/02

INVESTMENT INCOME:
  Interest                                                                    $  903,882
                                                                              ----------
EXPENSES:
  Management fees                                                $  80,503
  Transfer agent fees
     Class A                                                        16,506
     Class B                                                        15,156
     Class C                                                         9,895
  Distribution fees
     Class A                                                        12,902
     Class B                                                        42,161
     Class C                                                        13,568
  Administrative fees                                               23,161
  Custodian fees                                                     7,840
  Registration fees                                                 16,153
  Professional fees                                                 24,694
  Printing                                                           4,184
  Fees and expenses of nonaffiliated trustees                        4,456
  Miscellaneous                                                      3,684
                                                                 ---------
     Total expenses                                                           $  274,863
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                        (135,201)
     Less fees paid indirectly                                                      (331)
                                                                              ----------
     Net expenses                                                             $  139,331
                                                                              ----------
       Net investment income                                                  $  764,551
                                                                              ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
     Investments                                                 $(204,825)
     Forward foreign currency contracts and other assets and
       liabilities denominated in foreign currencies                 4,552    $ (200,273)
                                                                 ---------    ----------
  Change in net unrealized gain (loss) from:
     Investments                                                 $ 552,445
     Other assets and liabilities denominated in foreign
       currencies                                                     (636)   $  551,809
                                                                 ---------    ----------
     Net gain on investments and foreign currency
       transactions                                                           $  351,536
                                                                              ----------
     Net increase in net assets resulting from operations                     $1,116,087
                                                                              ==========


The accompanying notes are an integral part of these financial statements.    17

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 3/31/02 and the Year Ended 9/30/01

                                                       Six Months Ended
                                                           3/31/02        Year Ended
                                                         (unaudited)        9/30/01
FROM OPERATIONS:
 Net investment income                                   $   764,551      $ 1,319,153
 Net realized loss on investments and foreign
  currency transactions                                     (200,273)        (394,684)
 Change in net unrealized gain (loss) on investments
  and foreign currency transactions                          551,809         (130,858)
                                                         -----------      -----------
   Net increase in net assets resulting from
     operations                                          $ 1,116,087      $   793,611
                                                         -----------      -----------
DISTRIBUTIONS TO SHAREOWNERS:
 Net investment income:
  Class A ($0.34 and $0.64 per share, respectively)      $  (386,892)     $  (626,364)
  Class B ($0.32 and $0.62 per share, respectively)         (299,957)        (466,720)
  Class C ($0.32 and $0.60 per share, respectively)          (95,726)         (72,903)
 Tax return of capital
  Class A ($0.00 and $0.07 per share, respectively)                -          (74,622)
  Class B ($0.00 and $0.07 per share, respectively)                -          (57,729)
  Class C ($0.00 and $0.07 per share, respectively)                -           (9,264)
                                                         -----------      -----------
   Total distributions to shareowners                    $  (782,575)     $(1,307,602)
                                                         -----------      -----------
FROM FUND SHARE TRANSACTIONS:
 Net proceeds from sale of shares                        $ 9,565,969      $ 8,076,491
 Reinvestment of distributions                               463,445          884,995
 Cost of shares repurchased                               (2,978,481)      (6,357,681)
                                                         -----------      -----------
  Net increase in net assets resulting from fund
   share transactions                                    $ 7,050,933      $ 2,603,805
                                                         -----------      -----------
  Net increase in net assets                             $ 7,384,445      $ 2,089,814
NET ASSETS:
 Beginning of year                                        18,714,666       16,624,852
                                                         -----------      -----------
 End of year (including accumulated distributions in
  excess of net investment income of $148,608
  and $130,584, respectively)                            $26,099,111      $18,714,666
                                                         ===========      ===========


18    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   '02 Shares      '02 Amount
                                   (unaudited)     (unaudited)     '01 Shares     '01 Amount
CLASS A
Shares sold                          307,165       $2,774,975        354,339      $3,233,988
Reinvestment of distributions         30,578          276,788         60,782         553,803
Less shares repurchased             (202,001)      (1,827,836)      (311,917)     (2,840,682)
                                    --------       ----------       --------      ----------
  Net increase                       135,742       $1,223,927        103,204      $  947,109
                                    ========       ==========       ========      ==========
CLASS B
Shares sold                          363,009       $3,263,298        383,470      $3,495,599
Reinvestment of distributions         16,439          147,860         32,434         294,619
Less shares repurchased              (93,017)        (836,298)      (340,588)     (3,102,058)
                                    --------       ----------       --------      ----------
  Net increase                       286,431       $2,574,860         75,316      $  688,160
                                    ========       ==========       ========      ==========
CLASS C
Shares sold                          393,427       $3,527,696        149,314      $1,346,904
Reinvestment of distributions          4,329           38,797          4,044          36,573
Less shares repurchased              (35,059)        (314,347)       (45,368)       (414,941)
                                    --------       ----------       --------      ----------
  Net increase                       362,697       $3,252,146        107,990      $  968,536
                                    ========       ==========       ========      ==========


The accompanying notes are an integral part of these financial statements.   19

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 3/31/02
--------------------------------------------------------------------------------

                                                                                             Six Months
                                                                                                Ended
                                                                                               3/31/02
                                                                                             (unaudited)
CLASS A
Net asset value, beginning of period                                                          $  8.89
                                                                                              -------
Increase (decrease) from investment operations:
 Net investment income                                                                        $  0.35
 Net realized and unrealized gain (loss) on investments and foreign currency transactions        0.16
                                                                                              -------
  Net increase (decrease) from investment operations                                          $  0.51
Distributions to shareowners:
 Net investment income                                                                          (0.34)
 Tax return of capital                                                                              -
                                                                                              -------
Net increase (decrease) in net asset value                                                    $  0.17
                                                                                              -------
Net asset value, end of period                                                                $  9.06
                                                                                              =======
Total return*                                                                                    5.78%
Ratio of net expenses to average net assets+                                                     0.84%**
Ratio of net investment income to average net assets+                                            7.60%**
Portfolio turnover rate                                                                            55%**
Net assets, end of period (in thousands)                                                      $11,110
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                    2.11%**
 Net investment income                                                                           6.33%**
Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                    0.84%**
 Net investment income                                                                           7.60%**

                                                                                                                        4/15/99
                                                                                            Year Ended   Year Ended       to
                                                                                              9/30/01      9/30/00      9/30/99
CLASS A
Net asset value, beginning of period                                                          $ 9.12       $ 9.52       $10.00
                                                                                              ------       ------       ------
Increase (decrease) from investment operations:
 Net investment income                                                                        $ 0.75       $ 0.75       $ 0.27
 Net realized and unrealized gain (loss) on investments and foreign currency transactions      (0.26)       (0.39)       (0.48)
                                                                                              ------       ------       ------
  Net increase (decrease) from investment operations                                          $ 0.49       $ 0.36       $(0.21)
Distributions to shareowners:
 Net investment income                                                                         (0.65)       (0.76)       (0.27)
 Tax return of capital                                                                         (0.07)           -            -
                                                                                              ------       ------       ------
Net increase (decrease) in net asset value                                                    $(0.23)      $(0.40)      $(0.48)
                                                                                              ------       ------       ------
Net asset value, end of period                                                                $ 8.89       $ 9.12       $ 9.52
                                                                                              ======       ======       ======
Total return*                                                                                   5.47%        3.93%       (2.09)%
Ratio of net expenses to average net assets+                                                    0.77%        0.80%        0.93%**
Ratio of net investment income to average net assets+                                           8.11%        8.06%        7.99%**
Portfolio turnover rate                                                                           44%          74%          61%**
Net assets, end of period (in thousands)                                                      $9,697       $9,007       $6,481
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                   2.19%        2.23%        5.72%**
 Net investment income                                                                          6.69%        6.63%        3.20%**
Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                   0.75%        0.75%        0.89%**
 Net investment income                                                                          8.13%        8.11%        8.03%**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
 +   Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 3/31/02
--------------------------------------------------------------------------------

                                                                                             Six Months
                                                                                               Ended
                                                                                              3/31/02
                                                                                            (unaudited)
CLASS B
Net asset value, beginning of period                                                          $ 8.85
                                                                                              ------
Increase (decrease) from investment operations:
 Net investment income                                                                        $ 0.33
 Net realized and unrealized gain (loss) on investments and foreign currency transactions       0.13
                                                                                              ------
  Net increase (decrease) from investment operations                                          $ 0.46
Distributions to shareowners:
 Net investment income                                                                         (0.32)
 Tax return of capital                                                                             -
                                                                                              ------
Net increase (decrease) in net asset value                                                    $ 0.14
                                                                                              ------
Net asset value, end of period                                                                $ 8.99
                                                                                              ======
Total return*                                                                                   5.25%
Ratio of net expenses to average net assets+                                                    1.64%**
Ratio of net investment income to average net assets+                                           6.76%**
Portfolio turnover rate                                                                           55%**
Net assets, end of period (in thousands)                                                      $9,989
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                   2.89%**
 Net investment income                                                                          5.51%**
Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                   1.64%**
 Net investment income                                                                          6.76%**

                                                                                                                        4/15/99
                                                                                            Year Ended   Year Ended       to
                                                                                              9/30/01      9/30/00      9/30/99
CLASS B
Net asset value, beginning of period                                                          $ 9.11       $ 9.56       $10.00
                                                                                              ------       ------       ------
Increase (decrease) from investment operations:
 Net investment income                                                                        $ 0.70       $ 0.68       $ 0.23
 Net realized and unrealized gain (loss) on investments and foreign currency transactions      (0.26)       (0.40)       (0.44)
                                                                                              ------       ------       ------
  Net increase (decrease) from investment operations                                          $ 0.44       $ 0.28       $(0.21)
Distributions to shareowners:
 Net investment income                                                                         (0.63)       (0.73)       (0.23)
 Tax return of capital                                                                         (0.07)           -            -
                                                                                              ------       ------       ------
Net increase (decrease) in net asset value                                                    $(0.26)      $(0.45)      $(0.44)
                                                                                              ------       ------       ------
Net asset value, end of period                                                                $ 8.85       $ 9.11       $ 9.56
                                                                                              ======       ======       ======
Total return*                                                                                   4.85%        3.05%       (2.10)%
Ratio of net expenses to average net assets+                                                    1.43%        1.52%        1.74%**
Ratio of net investment income to average net assets+                                           7.44%        7.31%        7.07%**
Portfolio turnover rate                                                                           44%          74%          61%**
Net assets, end of period (in thousands)                                                      $7,294       $6,826       $5,689
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                   2.85%        2.96%        6.21%**
 Net investment income                                                                          6.02%        5.87%        2.60%**
Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                   1.41%        1.47%        1.70%**
 Net investment income                                                                          7.46%        7.36%        7.11%**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
 +   Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 3/31/02
--------------------------------------------------------------------------------

                                                                                             Six Months
                                                                                               Ended
                                                                                              3/31/02     Year Ended
                                                                                            (unaudited)     9/30/01
CLASS C
Net asset value, beginning of period                                                          $ 8.82        $ 9.06
                                                                                              ------        ------
Increase (decrease) from investment operations:
 Net investment income                                                                        $ 0.34        $ 0.79
 Net realized and unrealized gain (loss) on investments and foreign currency transactions       0.12         (0.35)
                                                                                              ------        ------
  Net increase (decrease) from investment operations                                          $ 0.46        $ 0.44
Distributions to shareowners:
 Net investment income                                                                         (0.32)        (0.61)
 Tax return of capital                                                                             -         (0.07)
                                                                                              ------        ------
Net increase (decrease) in net asset value                                                    $ 0.14        $(0.24)
                                                                                              ------        ------
Net asset value, end of period                                                                $ 8.96        $ 8.82
                                                                                              ======        ======
Total return*                                                                                   5.28%         4.93%
Ratio of net expenses to average net assets+                                                    1.98%**       1.34%
Ratio of net investment loss to average net assets+                                             6.28%**       7.45%
Portfolio turnover rate                                                                           55%**         44%
Net assets, end of period (in thousands)                                                      $5,001        $1,724
Ratios assuming no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                   3.22%**       2.63%
 Net investment income (loss)                                                                   5.04%**       6.16%
Ratios assuming waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                   1.97%**       1.31%
 Net investment income                                                                          6.29%**       7.48%

                                                                                                             4/15/99
                                                                                            Year Ended         to
                                                                                              9/30/00        9/30/99
CLASS C
Net asset value, beginning of period                                                          $ 9.52         $10.00
                                                                                              ------         ------
Increase (decrease) from investment operations:
 Net investment income                                                                        $ 0.62         $ 0.27
 Net realized and unrealized gain (loss) on investments and foreign currency transactions      (0.36)         (0.47)
                                                                                              ------         ------
  Net increase (decrease) from investment operations                                          $ 0.26         $(0.20)
Distributions to shareowners:
 Net investment income                                                                         (0.72)         (0.28)
 Tax return of capital                                                                             -              -
                                                                                              ------         ------
Net increase (decrease) in net asset value                                                    $(0.46)        $(0.48)
                                                                                              ------         ------
Net asset value, end of period                                                                $ 9.06         $ 9.52
                                                                                              ======         ======
Total return*                                                                                   2.82%         (2.04)%
Ratio of net expenses to average net assets+                                                    1.80%          1.49%**
Ratio of net investment loss to average net assets+                                             6.97%          6.65%**
Portfolio turnover rate                                                                           74%            61%**
Net assets, end of period (in thousands)                                                      $  793         $  554
Ratios assuming no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                   3.24%         12.65%**
 Net investment income (loss)                                                                   5.53%         (4.51)%**
Ratios assuming waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                   1.75%          1.45%**
 Net investment income                                                                          7.02%          6.69%**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
 +   Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/02 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Strategic Income Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on January 5, 1999 and commenced operations on April 15, 1999. Prior to April 15, 1999 the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). The investment objective of the Fund is to produce a high level of current income.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there is no other readily available valuation method are valued at their fair values as determined by, or under the direction of the Board of Trustees. Principal amounts of mortgage-backed securities are adjusted for monthly

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/02 (unaudited)                    (continued)
--------------------------------------------------------------------------------

     paydowns. Market discounts and premiums are accreted or amortized daily. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes witheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. As of

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     March 31, 2002, the fund had no outstanding portfolio or settlement hedges.

D.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

E.   Fund Shares

     The Fund records sales and repurchases of its shares on trade date. PFD, the principal underwriter for the Fund and a majority owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano) earned $5,739 in underwriting commissions on the sale of fund shares during the six months ended March 31, 2002.

F.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

     The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/02 (unaudited)                    (continued)
--------------------------------------------------------------------------------

     Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, and Class C shares can bear different transfer agent and distribution fees.

G.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, the Fund's investment adviser, manages the Fund's portfolio and is a majority owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $100 million; 0.70% of the next $400 million; and 0.65% of the next $500 million; and 0.60% on the assets over $1 billion.

PIM has agreed not to impose a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.00% of the average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At March 31, 2002, $2,997 was payable to PIM related to management fees, administrative fees and certain other services.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3. Transfer Agent

PIMSS, a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $8,217 in transfer agent fees payable to PIMSS at March 31, 2002.

4. Distribution Plans

The Fund adopted Plans of Distribution with respect to each class of shares (Class A Plan, Class B Plan, and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $14,963 in distribution fees payable to PFD at March 31, 2002.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended March 31, 2002, CDSCs in the amount of $16,061 were paid to PFD.

5. Expense Offsets

The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six months ended March 31, 2002, the Fund's expenses were reduced by $331 under such arrangements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                          Officers
John F. Cogan, Jr., Chairman      John F. Cogan, Jr., President
Mary K. Bush                      Daniel T. Geraci, Executive
Richard H. Egdahl, M.D.            Vice President
Daniel T. Geraci                  Vincent Nave, Treasurer
Margaret B.W. Graham              Joseph P. Barri, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

For information about any Pioneer mutual fund, please contact your investment professional, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest or send money.

Growth Funds                           Growth and Income Funds
United States                          Pioneer Fund
Pioneer Core Equity Fund***            Pioneer Balanced Fund
(formerly Pioneer Tax                  Pioneer Equity Income Fund
Managed Fund)                          Pioneer Value Fund
Pioneer Growth Shares                  (formerly Pioneer II)
Pioneer Mid Cap Growth Fund+
Pioneer Mid Cap Value Fund             Income Funds
Pioneer Small Company Fund             Taxable
Pioneer Small Cap Value Fund++         Pioneer America Income Trust
                                       Pioneer Bond Fund
International/Global                   Pioneer High Yield Fund
Pioneer Emerging Markets Fund          Pioneer Strategic Income Fund
Pioneer Europe Fund
Pioneer Europe Select Fund             Tax-Free
Pioneer International Equity Fund**    Pioneer Tax-Free Income Fund
(formerly Pioneer World Equity Fund)
Pioneer International Value Fund**     Money Market Fund
(formerly Pioneer International        Pioneer Cash Reserves Fund*
Growth Fund)

Sector Funds
Pioneer Global Financials Fund
Pioneer Global Health Care Fund
Pioneer Global Telecoms Fund
Pioneer Real Estate Shares
Pioneer Science & Technology Fund

  * An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.
 **  Name change effective July 30, 2001.
***  Name change effective May 1, 2002.
  +  Name change effective September 21, 2001.
 ++  Name change effective September 6, 2001.
     Note: Pioneer Indo-Asia Fund merged into Pioneer Emerging Markets Fund on September 28, 2001. Pioneer Limited Maturity Bond Fund merged into Pioneer Bond Fund on September 28, 2001.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, propectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our Internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

This report must be preceded or accompanied by a current Fund prospectus. For more information on other Pioneer mutual funds, including charges and expenses, call 800-225-6292 and request a prospectus. Please read it carefully before investing or sending money.

[PIONEER LOGO]

Pioneer Investment Management, Inc.                                11727-00-0502
60 State Street                         (C) 2002 Pioneer Funds Distributor, Inc.
Boston, Massachusetts 02109                  Underwriter of Pioneer mutual funds
www.pioneerfunds.com                    [Recycle logo] Printed on Recycled Paper